Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Related party revenue		$ 405,378		$ 300,053
Diluted	[1]	23,172,923	22,272,478	22,272,478	16,707,410
Diluted		$ (0.10)	$ (0.03)	$ (0.33)	$ (0.15)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024